Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of other payables - related party
	December 31, 2020	June 30, 2020
	(Unaudited)
Weili He	$10,711	$10,711